PROPERTY, EQUIPMENT AND SOFTWARE, NET - Schedule of Property, equipment and software, net, consist (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	¥ 67,329		¥ 72,214
Less: accumulated depreciation	(41,319)		(26,870)
Property, equipment and software, net	26,010	$ 3,986	45,344
Leasehold Improvement [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	32,417		29,421
Electronic Equipment [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	21,932		25,990
Furniture [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	6,669		10,117
Software [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	4,336		2,441
Vehicles [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	1,101		1,101
Construction in Progress [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	¥ 874		¥ 3,144